Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Effective income tax rate	27.50%	26.50%
Current tax receivable	$ 1,135	$ 660
Current tax payable	195	357
Deferred tax assets	5,423	5,254
Deferred tax assets - recognition dependent on future taxable profits	40	942
Operating tax loss carry forward	3,902	2,689
Operating tax loss carry forward expired in future	3,684
Operating tax loss carry forward without expiration date	218
Capital tax loss carry forward	1	1
Tax benefit on loss carry forwards for which deferred tax asset recognized	701	517
Tax benefit of loss carry forwards for which no deferred tax asset recognized	211	120
Tax credit carry forwards which expire in future	273	200
Tax credit carryforwards of which benefit not recognized	$ 164	154
Tax credit/Loss carryforwards expiration period	between the years 2026 and 2042
Deferred tax liability	$ 2,774	2,769
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	20,625	24,034
Unused tax credits [member]
Statement [line items]
Deferred tax assets	507	490
Temporary differences [member]
Statement [line items]
Deferred tax assets	$ 1,829	$ 1,867